UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 85.6%
	Biotechnology: 6.9%
5,500	Amgen, Inc. (a)	$307,340

	Capital Markets: 3.5%
750	The Goldman Sachs Group, Inc.	154,973

	Communications Equipment: 4.0%
6,900	Cisco Systems, Inc. (a)	176,157

	Computers & Peripherals: 12.9%
2,200	Apple Computer, Inc. (a)	204,402
16,000	Dell, Inc. (a)	371,360
		575,762
	Consumer Finance: 4.1%
3,200	American Express Co.	180,480

	Consumer Services: 8.6%
7,300	NutriSystem, Inc. (a)	382,593

	Food & Staples Retailing: 5.2%
4,900	Wal-Mart Stores, Inc.	230,055

	Household Durables: 4.5%
7,800	Tempur-Pedic International, Inc.	202,722

	Industrial Conglomerates: 4.0%
5,000	General Electric Co.	176,800

	Insurance: 8.7%
50	Berkshire Hathaway, Inc. (a)	182,000
7,000	Marsh & McLennan Companies, Inc.	205,030
		387,030
	IT Services: 4.2%
8,500	Western Un Co.	186,575

	Oil & Gas: 5.5%
3,200	Suncor Energy, Inc.	244,320

	Pharmaceuticals: 5.0%
8,900	Pfizer, Inc.	224,814

	Semiconductor & Semiconductor Equipment: 3.3%
7,600	Intel Corp.	145,388

	Software: 5.2%
8,400	Microsoft Corp.	234,108

	TOTAL COMMON STOCKS
	(Cost $3,846,904)	3,809,117

	SHORT-TERM INVESTMENTS: 13.5%
	Money Market Funds: 13.5%
133,024	AIM Liquid Assets - Institutional Class	133,024
287,967	AIM Short-Term Prime - Institutional Class	287,967
178,371	AIM Short-Term Treasury - Institutional Class	178,371
		599,362

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $599,362)	599,362

	TOTAL INVESTMENTS IN SECURITIES: 99.1%
	(Cost $4,446,266)	4,408,479
	Other Assets in Excess of Liabilities: 0.9%	39,914
	TOTAL NET ASSETS: 100.0%	$4,448,393

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows+:

Cost of investments	$4,446,266
Gross unrealized appreciation	107,014
Gross unrealized depreciation	(69,227)
Net unrealized depreciation	$(37,787)

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)     /s/ Robert M Slotky
Robert M. Slotky, President

Date  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M Slotky
Robert M. Slotky, President

Date  May 29, 2007

By (Signature and Title)*   Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 24, 2007

* Print the name and title of each signing officer under his or her signature.